Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accruals and Other Current Liabilities
Payables for purchase of property, plant and equipment	¥ 2,667,165		¥ 2,335,084
Salaries and benefits payable	2,204,050		633,215
Tax payable	1,657,471		445,853
Payables for research and development expenses	1,371,125		525,667
Payables for logistics expenses	794,512		414,353
Accrued costs of purchase commitments relating to inventory	600,778		498,060
Payables for marketing and promotional expenses	415,474		150,706
Accrued warranty, current	236,699		141,832
Advances from customers	81,925		10,500
Deposits from vendors	67,035		32,013
Other payables	1,118,392		497,361
Total	¥ 11,214,626	$ 1,579,547	¥ 5,684,644